Goodwill and Intangible Assets, Net - Intangible Assets - Additional Information - (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets
Impairment loss relating to intangible assets and other non-current assets		¥ 8,932,439	$ 1,283,065
Software platform of Project Shuang Chuang
Intangible assets
Impairment loss relating to intangible assets and other non-current assets	¥ 0	¥ 8,932,439		¥ 0